NOTE 22. LEASES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 22. LEASES

NOTE 22. LEASES

(a)	Right of use assets

The carrying amount of the Group's right of use assets and the movements during the year are as follows:

	Consolidated
	Lease Properties	Motor Vehicles	Total
	A$	A$	A$

As at January 1, 2019	1,106,486	-	1,106,486
Additions	1,267,476	-	1,267,476
Terminations	(825,454)	-	(825,454)
Transfer from plant and equipment	-	41,838	41,838
Depreciation expenses	(488,520)	-	(488,520)
Exchange difference	4,998	1,068	6,066
As at December 31, 2019 & January 1, 2020	1,064,986	42,906	1,107,892
Depreciation expenses	(287,557)	(12,427)	(299,984)
Disposal	(862,109)	(3,887)	(865,996)
Exchange difference	84,680	(26,592)	58,088

As at December 31. 2020	-	-	-

(b)	Lease liabilities

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Within one year	-	666,868
Two to five years	-	501,739
	-	1,168,607
Less: Amount due within one year shown under current liabilities	-	(666,868)
Amount due after one year	-	501,739

Analyzed into:	-	666,868
Current portion	-	501,739
Non-current portion	-	1,168,607

Obligations under finance leases carried an interest rate of 2.5% per annum.